UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7816

PIMCO Commercial Mortgage Securities Trust, Inc.

(Exact name of registrant as specified in charter)

840 Newport Center Drive, Newport Beach, CA 92660

(Address of principal executive offices)

John P. Hardaway

Treasurer

PIMCO Funds

840 Newport Center Drive

Newport Beach, CA 92660

(Name and address of agent for service)

Copies to:

Brendan C. Fox

Dechert LLP

1775 I Street, N.W.

Washington, D.C. 20006

Registrant’s telephone number, including area code: (949) 720-4761

Date of fiscal year end: December 31

Date of reporting period: January 1, 2005 to March 31, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1.5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Schedule of Investments

Commercial Mortgage Securities Trust

March 31, 2005 (Unaudited)

	Principal Amount (000s)	Value (000s)
COMMERCIAL MORTGAGE-BACKED SECURITIES 127.3%
Multi-Class 70.1%
American Southwest Financial Securities Corp.
1.078% due 01/18/2009 (b)(d)	$164	$0
Asset Securitization Corp.
7.384% due 08/13/2029	750	803
Banc of America Commercial Mortgage, Inc.
7.704% due 11/15/2031 (b)(f)	2,800	3,105
7.224% due 04/15/2036	2,500	2,751
Carey Commercial Mortgage Trust
5.970% due 08/20/2032 (a)(f)	1,421	1,436
Chase Commercial Mortgage Securities Corp.
6.650% due 07/15/2010 (a)	1,600	1,635
Commercial Mortgage Acceptance Corp.
6.341% due 11/15/2009 (b)	1,500	1,605
Commercial Mortgage Asset Trust
6.640% due 09/17/2010 (f)	2,500	2,682
6.975% due 04/17/2013 (f)	2,500	2,815
Commercial Mortgage Pass-Through Certificates
8.137% due 08/15/2033 (a)(b)	1,500	1,654
6.830% due 02/15/2034 (a)	2,893	3,136
6.586% due 07/16/2034 (a)	1,500	1,625
6.812% due 07/16/2034 (a)(b)	1,500	1,585
CS First Boston Mortgage Securities Corp.
7.170% due 05/17/2040 (f)	3,000	3,278
DLJ Commercial Mortgage Corp.
7.054% due 11/12/2031 (b)	135	144
Federal Housing Administration
8.360% due 01/01/2012	266	270
7.380% due 04/01/2041	2,438	2,397
FFCA Secured Lending Corp.
1.559% due 09/18/2020 (a)(b)(d)	13,506	621
First Chicago Lennar Trust
7.751% due 04/29/2006 (a)(b)	173	171
First Union-Lehman Brothers-Bank of America
6.778% due 11/18/2035	2,000	2,216
GMAC Commercial Mortgage Securities, Inc.
7.860% due 11/15/2006 (a)	500	523
6.500% due 03/15/2012	20	21
7.077% due 05/15/2030 (a)(b)	1,500	975
6.500% due 05/15/2035	2,000	2,097
8.067% due 09/15/2035 (a)(b)	1,500	1,579
Greenwich Capital Commercial Funding Corp.
4.111% due 07/05/2035 (f)	2,700	2,548
5.419% due 01/05/2036 (a)	1,500	1,486
GS Mortgage Securities Corp.
6.615% due 02/16/2016 (a)(b)(f)	3,500	3,827
6.624% due 05/03/2018 (a)(f)	2,000	2,202
7.397% due 08/05/2018 (a)(b)	3,480	3,834
6.526% due 08/15/2018 (a)(f)	2,000	2,160
6.972% due 04/13/2031 (b)	1,000	1,065
Hilton Hotel Pool Trust
0.618% due 10/01/2016 (a)(b)(d)	32,881	1,061
JP Morgan Chase Commercial Mortgage Securities Corp.
6.162% due 05/12/2034 (f)	2,000	2,140
6.465% due 11/15/2035 (f)	3,000	3,257
5.272% due 05/15/2041 (a)(b)	1,500	1,473
JP Morgan Commercial Mortgage Finance Corp.
8.418% due 11/25/2027 (a)(b)	2,284	2,342
LB-UBS Commercial Mortgage Trust
4.853% due 09/15/2031 (a)(f)	2,000	1,993
6.950% due 03/15/2034 (a)	1,572	1,722
7.290% due 09/15/2034 (f)	2,000	2,220
5.683% due 07/15/2035	1,500	1,473
Merrill Lynch Mortgage Investors, Inc.
7.104% due 06/15/2021 (b)	311	315
6.878% due 02/15/2030 (b)(f)	2,000	2,160
6.542% due 12/15/2030 (b)	1,500	1,672
Morgan Stanley Capital I, Inc.
6.850% due 02/15/2020 (a)	1,000	1,051
7.700% due 11/15/2028 (a)(b)(f)	648	657
7.695% due 10/03/2030 (a)	2,000	1,439
6.992% due 12/15/2031 (b)	200	216
7.577% due 04/30/2039 (a)(b)	2,000	2,137
Mortgage Capital Funding, Inc.
7.531% due 04/20/2007	1,000	1,058
Nationslink Funding Corp.
7.050% due 02/20/2008 (a)	2,000	2,070
7.105% due 01/20/2013 (a)	2,500	2,733
Office Portfolio Trust
6.778% due 02/01/2016 (a)	1,000	1,016
Prudential Securities Secured Financing Corp.
6.755% due 08/15/2011 (a)	2,000	2,140
7.610% due 12/26/2022	736	738
Salomon Brothers Mortgage Securities VII, Inc.
7.500% due 05/25/2026	22	22
Trizec Hahn Office Properties
7.604% due 05/15/2016 (a)(b)	3,000	3,261

		96,612

Multi-Family 33.0%
Bear Stearns Commercial Mortgage Securities, Inc.
5.060% due 11/15/2016	22	23
Chase Commercial Mortgage Securities Corp.
6.900% due 11/19/2006 (a)	1,500	1,562
5.857% due 02/12/2016 (b)(f)	2,000	2,153
6.900% due 11/19/2028 (a)	5,500	5,498
6.887% due 10/15/2032 (a)	1,500	1,482
Fannie Mae
8.500% due 07/01/2008	18	19
8.500% due 05/01/2009	15	15
8.000% due 07/01/2009 (f)	520	543
8.000% due 10/01/2010	33	35
6.060% due 07/01/2012 (f)	10,666	11,368
8.000% due 12/01/2012	3	3
8.000% due 06/01/2015	56	59
8.000% due 08/01/2015	50	53
8.108% due 12/25/2015 (a)(b)	1,382	1,417
9.375% due 04/01/2016	196	179
8.500% due 05/01/2017	4	5
8.500% due 07/01/2017	7	8
7.875% due 11/01/2018	23	20
8.500% due 08/01/2019	10	11
8.500% due 11/01/2019	5	5
8.500% due 01/01/2020	1	1
8.500% due 10/01/2020	16	17
8.500% due 05/01/2021	1	1
6.930% due 09/01/2021 (f)	7,264	7,646
8.500% due 09/01/2021	165	178
8.500% due 12/01/2021	20	22
8.500% due 06/01/2022	40	44
8.500% due 09/01/2022	749	818
8.500% due 11/01/2025	17	18
8.500% due 01/01/2026	9	10
8.500% due 03/01/2029	10	11
8.500% due 04/01/2030	111	121
8.500% due 06/01/2030	121	132
8.500% due 11/01/2030	154	168
8.500% due 01/01/2031	106	116
8.500% due 04/01/2032	189	206
7.000% due 08/01/2033 (f)	238	251
7.000% due 10/01/2033 (f)	370	390
7.000% due 11/01/2033 (f)	1,522	1,605
GSMPS Mortgage Loan Trust
8.000% due 09/20/2027 (a)	2,488	2,664
Multi-Family Capital Access One, Inc.
7.400% due 01/15/2024	1,492	1,586
NationsBanc Mortgage Capital Corp.
8.080% due 05/25/2028 (a)(b)	1,139	1,135
TECO Energy, Inc.
7.500% due 06/15/2010	700	749

		45,539

Hospitality 10.7%
Bear Stearns Commercial Mortgage Securities, Inc.
5.817% due 05/14/2016 (a)	1,500	1,489
Host Marriot Pool Trust
8.310% due 08/03/2009 (a)	2,000	2,150
Nomura Asset Capital Corp.
7.500% due 07/15/2013 (a)(f)	3,892	3,881
Starwood Commercial Mortgage Trust
6.920% due 02/03/2009 (a)	2,500	2,694
Times Square Hotel Trust
8.528% due 08/01/2026 (a)	3,802	4,485

		14,699

Other Mortgage-Backed Securities 10.1%
Asset Securitization Corp.
10.115% due 02/14/2041	3,588	4,097
First International Bank
8.560% due 04/15/2026 (b)	1,856	139
Greenpoint Manufactured Housing
8.300% due 10/15/2026	2,000	1,803
LB Commercial Conduit Mortgage Trust
6.000% due 11/19/2035 (a)(b)	5,000	4,992
Midwest Generation LLC
8.560% due 01/02/2016	700	787
Nextcard Credit Card Master Note Trust
7.278% due 12/15/2006 (a)(b)	1,000	110
Northwest Airlines Corp.
7.575% due 03/01/2019	1,931	1,953

		13,881

Healthcare 3.4%
RMF Commercial Mortgage Pass-Through Certificates
7.072% due 01/15/2019 (a)	2,000	1,609
7.471% due 01/15/2019 (a)	1,000	177
8.920% due 01/15/2019 (a)(b)(c)	317	6
9.150% due 11/28/2027 (a)(c)	3,110	2,911

		4,703

Total Commercial Mortgage-Backed Securities (Cost $175,238)		175,434

CORPORATE BONDS & NOTES 0.1%
US Airways Group, Inc.
9.333% due 01/01/2006	632	223
9.625% due 09/01/2024 (c)	27	0

Total Corporate Bonds & Notes (Cost $0)		223

MUNICIPAL BONDS & NOTES 0.8%
Golden State Tobacco Securitization Agency Revenue Bonds, Series 2003
6.750% due 06/01/2039	1,000	1,054

Total Municipal Bonds & Notes (Cost $865)		1,054

ASSET-BACKED SECURITIES 21.6%
Access Financial Manufactured Housing Contract Trust
7.650% due 05/15/2021	2,500	1,640
Commercial Capital Access One, Inc.
7.684% due 11/15/2028 (a)(b)	3,000	3,251
Conseco Finance Securitizations Corp.
7.960% due 02/01/2032	2,000	1,691
7.970% due 05/01/2032	1,000	819
ContiMortgage Home Equity Loan Trust
7.550% due 08/15/2028	433	357
Denver Arena Trust
6.940% due 11/15/2019 (a)	1,657	1,652
Fannie Mae
5.950% due 02/25/2044	130	132
Freddie Mac
7.000% due 08/01/2007	35	36
7.000% due 12/01/2007	13	13
8.000% due 07/01/2010	15	16
7.000% due 09/01/2010	10	10
8.000% due 10/01/2010	14	14
7.000% due 11/01/2010	365	376
7.000% due 02/01/2011	28	29
8.000% due 06/01/2011	14	14
8.000% due 01/01/2012	8	8
8.000% due 05/01/2012	8	9
8.000% due 06/01/2012	14	15
7.000% due 07/01/2012	50	52
7.000% due 07/01/2013	324	341
7.000% due 12/01/2014	81	85
7.000% due 02/01/2015	33	34
8.000% due 05/01/2015	2	2
8.000% due 06/01/2015	2	2
7.000% due 09/01/2015	74	77
7.000% due 12/01/2015	1	1
7.000% due 03/01/2016	42	44
7.000% due 06/01/2016	93	98
7.000% due 07/01/2016	189	199
6.508% due 08/01/2025 (b)	526	533
7.000% due 03/01/2031	388	409
7.000% due 10/01/2031	95	100
7.000% due 08/01/2032 (f)	1,536	1,619
Green Tree Financial Corp.
7.050% due 02/15/2027	922	757
6.810% due 12/01/2027	688	718
7.070% due 01/15/2029	244	254
6.180% due 04/01/2030	1,550	1,574
Green Tree Recreational Equipment & Consumer Trust
6.715% due 02/01/2009 (a)	1,792	1,871
Impac Secured Assets CMN Owner Trust
7.000% due 10/25/2031	1,010	1,018
Keystone Owner Trust
9.000% due 01/25/2029 (a)	1,191	1,160
Mego Mortgage Home Loan Trust
8.010% due 08/25/2023	153	152
Merrill Lynch Mortgage Investors, Inc.
4.543% due 08/25/2033 (b)	815	741
Metris Master Trust
4.770% due 03/20/2007	2,000	2,000
Oakwood Mortgage Investors, Inc.
3.040% due 05/15/2013 (b)	288	245
6.890% due 11/15/2032	1,000	318
Ocwen Residential MBS Corp.
6.842% due 06/25/2039 (b)	1,132	891
7.000% due 10/25/2040 (a)	1,764	1,384
Saxon Asset Securities Trust
8.640% due 09/25/2030	547	384
UCFC Manufactured Housing Contract
7.900% due 01/15/2028	1,000	637
Wachovia Bank Commercial Mortgage Trust
5.338% due 01/15/2041 (a)(b)	1,500	1,474
Wilshire Mortgage Loan Trust
8.990% due 05/25/2028 (a)	575	574

Total Asset-Backed Securities (Cost $30,670)		29,830

SHORT-TERM INSTRUMENTS 1.0%
Commercial Paper 0.5%
Fannie Mae
2.960% due 06/29/2005	700	695

Repurchase Agreement 0.3%
State Street Bank
2.400% due 04/01/2005	424	424
(Dated 03/31/2005. Collateralized by Federal Home Loan Bank 1.500% due 07/15/2005 valued at $434. Repurchase proceeds are $424.)

U.S. Treasury Bills 0.2%
2.518% due 05/05/2005-06/02/2005 (e)(h)	230	229

Total Short-Term Instruments (Cost $1,348)		1,348

Total Investments (g)	150.8%	$207,889
(Cost $208,121)
Other Assets and Liabilities (Net)	(50.8%)	(70,047)

Net Assets	100.0%	$137,842

See accompanying notes

Notes to Schedule of Investments (amounts in thousands, except number of contracts):

(a) Securities purchased under Rule 144A of the 1933 Securities Act and, unless registered under the Act or exempt from registration, may only be sold to qualified institutional investors.

(b) Variable rate security.

(c) Security is in default.

(d) Interest only security.

(e) Securities are grouped by coupon or range of coupons and represent a range of maturities.

(f) The average amount of borrowings outstanding during the period ended March 31, 2005 was $68,000 at a weighted average interest rate of 1.28%. On March 31, 2005, securities valued at $71,790 were pledged as collateral for reverse repurchase agreements. The Fund is authorized to borrow funds and utilize leverage in amounts not exceeding thirty-three and one-third percent of its total assets. The Fund’s ability to leverage creates an opportunity for increased net income, but at the same time poses special risks. If the income from the securities purchased with borrowed funds is not sufficient to cover the cost of borrowing, the net income of the Fund will be less than if borrowing had not been used, reducing the amount available for distribution to shareholders.

(g) As of March 31, 2005, portfolio securities with an aggregate market value of $13,189 were valued with reference to securities whose prices are more readily obtainable.

(h) Securities with an aggregate market value of $229 have been segregated with the custodian to cover margin requirements for the following open futures contracts at March 31, 2005:

Type	Expiration Month	# of Contracts	Unrealized Appreciation
U.S. Treasury 30-Year Bond Short Futures	06/2005	154	$99

(i) Swap agreements outstanding at March 31, 2005:

Interest Rate Swaps
Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
UBS Warburg LLC	3-month USD LIBOR	Pay	5.240%	03/16/2025	$40,000	$131
UBS Warburg LLC	3-month USD LIBOR	Receive	5.250%	06/15/2025	40,000	(126)

						$5

(j) At March 31, 2005, the aggregate cost of investments was the same for federal income tax and financial statement purposes. The net unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows (amounts in thousands):

Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized (Depreciation)
$ 8,238	$ (8,693)	$(455)

Item 2. Controls and Procedures

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing of this report on Form N-Q, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Commercial Mortgage Securities Trust, Inc.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 25, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ ERNEST L. SCHMIDER
Ernest L. Schmider
President, Principal Executive Officer

Date:	May 25, 2005

By:	/s/ JOHN P. HARDAWAY
John P. Hardaway
Treasurer, Principal Financial Officer

Date:	May 25, 2005